Key management personnel disclosures	12 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Key management personnel disclosures

Note 27. Key management personnel disclosures

Compensation

The aggregate compensation made to directors and other members of key management personnel (‘KMP’) of the consolidated entity is set out below:

	Consolidated
	2018 A$’000	2017 A$’000	2016 A$’000

Short-term employee benefits	1,636	2,513	1,586
Post-employment benefits	90	155	130
Long-term benefits	—	—	200
Termination benefits	—	315	—
Share-based payments	117	403	183

	1,843	3,386	2,099

Please refer to Note 31 for other transactions with key management personnel and their related parties.